SCHEDULE OF LEASEHOLD IMPROVEMENTS AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Furniture and education equipment	$ 29,690	$ 22,917
Computer equipment and software	66,439	68,248
Leasehold improvements	71,198	73,135
Leasehold improvement and equipment, gross	167,327	164,300
Less: accumulated depreciation	(150,728)	(147,929)
Leasehold improvement and equipment, net	$ 16,599	$ 16,371